Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business
Fiscal year ended March 31, 2016	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total(1)
	(in billions)
Net revenue	¥1,645.9	¥568.1	¥431.0	¥599.0	¥176.2	¥3,420.2	¥715.5	¥57.7	¥4,193.4
BK and TB(2):	885.5	476.6	292.4	(2.0)	74.2	1,726.7	531.6	137.7	2,396.0
Net interest income	524.3	161.5	114.2	(2.0)	—	798.0	271.9	256.6	1,326.5
Net fees	319.7	227.9	175.3	—	74.2	797.1	(23.7)	(79.7)	693.7
Other	41.5	87.2	2.9	—	—	131.6	283.4	(39.2)	375.8
Other than BK and TB	760.4	91.5	138.6	601.0	102.0	1,693.5	183.9	(80.0)	1,797.4
Operating expenses	1,234.9	292.0	233.2	436.9	104.4	2,301.4	212.5	152.4	2,666.3

Operating profit (loss)	¥411.0	¥276.1	¥197.8	¥162.1	¥71.8	¥1,118.8	¥503.0	¥(94.7)	¥1,527.1

Notes:

(1)

In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.9 billion for the fiscal year ended March 31, 2016.

(2)	“BK and TB” is a sum of MUFG Bank, Ltd. on a stand-alone basis and Mitsubishi UFJ Trust and Banking Corporation on a stand-alone basis.

	Customer Business
Fiscal year ended March 31, 2017	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total(1)
	(in billions)
Net revenue	¥1,568.0	¥527.1	¥418.3	¥628.6	¥176.7	¥3,318.7	¥686.8	¥56.3	¥4,061.8
BK and TB(2):	817.0	446.9	275.6	(1.8)	72.7	1,610.4	491.5	88.6	2,190.5
Net interest income	482.0	143.8	107.3	(1.7)	—	731.4	291.0	199.4	1,221.8
Net fees	300.6	245.0	177.3	—	72.7	795.6	(8.2)	(98.8)	688.6
Other	34.4	58.1	(9.0)	(0.1)	—	83.4	208.7	(12.0)	280.1
Other than BK and TB	751.0	80.2	142.7	630.4	104.0	1,708.3	195.3	(32.3)	1,871.3
Operating expenses	1,234.1	290.0	236.0	435.8	114.7	2,310.6	217.4	162.3	2,690.3

Operating profit (loss)	¥333.9	¥237.1	¥182.3	¥192.8	¥62.0	¥1,008.1	¥469.4	¥(106.0)	¥1,371.5

Notes:

(1)

In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥24.3 billion for the fiscal year ended March 31, 2017.

(2)	“BK and TB” is a sum of MUFG Bank, Ltd. on a stand-alone basis and Mitsubishi UFJ Trust and Banking Corporation on a stand-alone basis.

	Customer Business
Fiscal year ended March 31, 2018	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total(1)
	(in billions)
Net revenue	¥1,584.3	¥522.6	¥378.6	¥666.3	¥190.4	¥3,342.2	¥565.2	¥10.7	¥3,918.1
BK and TB(2):	785.9	439.8	246.3	(3.5)	83.8	1,552.3	368.6	109.0	2,029.9
Net interest income	465.8	150.7	95.2	(3.4)	—	708.3	182.0	229.4	1,119.7
Net fees	288.4	233.2	153.1	—	83.8	758.5	(12.2)	(79.1)	667.2
Other	31.7	55.9	(2.0)	(0.1)	—	85.5	198.8	(41.3)	243.0
Other than BK and TB	798.4	82.8	132.3	669.8	106.6	1,789.9	196.6	(98.3)	1,888.2
Operating expenses	1,227.6	295.6	242.8	463.6	119.4	2,349.0	225.7	142.8	2,717.5

Operating profit (loss)	¥356.7	¥227.0	¥135.8	¥202.7	¥71.0	¥993.2	¥339.5	¥(132.1)	¥1,200.6

Notes:

(1)

In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.5 billion for the fiscal year ended March 31, 2018.

(2)	“BK and TB” is a sum of MUFG Bank, Ltd. on a stand-alone basis and Mitsubishi UFJ Trust and Banking Corporation on a stand-alone basis.